REGULATORY REQUIREMENTS (Tables)	12 Months Ended
Dec. 31, 2021
REGULATORY REQUIREMENTS
Summary of the net capital, the requirement and the excess capital for the Group's broker-dealer subsidiaries

	As of December 31, 2021
	Net Capital/
	Eligible Equity	Requirement	Excess

	(HK$ in thousands)
Futu Securities	6,666,092	1,631,080	5,035,012
Futu Inc.	149,871	22,560	127,311
Futu Clearing Inc.	3,308,395	97,565	3,210,830
Futu Singapore pte Ltd.	345,424	156,646	188,778
Futu Insurance Brokers (Hong Kong) Limited	1,718	500	1,218